Cash and cash equivalents and marketable securities (Details 1) - BRL (R$) R$ in Thousands		Jun. 30, 2018	Jun. 30, 2017
CashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Total current		R$ 11,215	R$ 6,972
Total noncurrent		18,226	17,088
Marketable securities		29,441	24,060
Banco Do Nordeste BNB [member]
CashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Total current	[1]		5,502
Total noncurrent	[1],[2]	8,638	8,106
Investments Fund [member]
CashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Total current			2
Bank Deposit Certificates [member]
CashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Total current	[2]	1,129
Total noncurrent	[2]	9,588	8,982
Treasury Financial Bills [Member]
CashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Total current	[3]	R$ 10,086	R$ 1,468

[1]	The securities in BNB consist of CDBs provided as collateral for financing from BNB Bank, to be held up to the end of the contract in July 2019.
[2]	Indexed to rates from 98% to 102,5% of the CDI Interbank Deposit Certificate.
[3]	Treasury bonds indexed to the Selic rate.